ProShares Inflation Expectations Investment Objectives and Goals - ProShares Inflation Expectations	May 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Inflation Expectations ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	ProShares Inflation Expectations ETF (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the FTSE 30-Year TIPS (Treasury Rate-Hedged) Index (the “Index”).Unlike many traditional bond funds, the Fund is not designed to provide a steady stream of income.